NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Revenue Recognition (Policies)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Revenue Recognition

g)Revenue Recognition

The Company records revenue when all of the following criteria are met: a) persuasive evidence of an arrangement with the customer exists, b) the price to the customer is fixed and determinable, c) product is shipped or delivery is complete (depending on the terms) and collection probability is reasonably assured.

Revenue from toll milling services is recognized as material is processed in accordance with the specifics of the applicable toll milling agreement.